Note 7 - Effective Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income taxes at Federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of Federal income tax effect	(13.00%)	(6.00%)
Foreign tax rate differential	2.40%	0.00%
Change in valuation allowance	43.50%	40.00%
Other	1.10%	0.00%
Income tax provision	0.00%	0.00%